Other income (losses) net (Tables)	12 Months Ended
Dec. 31, 2023
Other income (losses) net (Tables)
Other income / (losses), net
	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000

Exchange gain / (loss), net	(66)	(93)	77
Rental income	46	37	50
Government subsidies – Employment Support Scheme *	-	69	-
	(20)	13	127